Filed with the U.S. Securities and Exchange Commission on April 30, 2021
1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 816	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 817	☒
(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and Address of Agent for Service)

Copy to:

Domenick Pugliese, Esq.
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on June 1, 2021 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 801 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 27, 2020 and pursuant to Rule 485(a)(2) would have become effective on January 10, 2021.

Post-Effective Amendment No. 805 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 5, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 808 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 7, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 813 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 6, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 814 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 6, 2021 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 816 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 1, 2021 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 816 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 30th day of April, 2021.
Professionally Managed Portfolios
By: /s/ Elaine E. Richards
Elaine E. Richards
President

    Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	April 30, 2021
Kathleen T. Barr

Wallace L. Cook*	Trustee	April 30, 2021
Wallace L. Cook

Eric W. Falkeis*	Trustee	April 30, 2021
Eric W. Falkeis

Carl A. Froebel*	Trustee	April 30, 2021
Carl A. Froebel

Steven J. Paggioli*	Trustee	April 30, 2021
Steven J. Paggioli

Ashi S. Parikh*	Trustee	April 30, 2021
Ashi S. Parikh

/s/ Elaine E. Richards	President and Principal	April 30, 2021
Elaine E. Richards	Executive Officer

Aaron J. Perkovich*	Vice President, Treasurer	April 30, 2021
Aaron J. Perkovich	and Principal Financial and Accounting Officer

*By: /s/ Elaine E. Richards		April 30, 2021
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney